Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	Revenue
a) Total Revenue by Major Product Type and Business Unit

The following table shows our revenues disaggregated by major product type and by business unit. Our business units are reported based on the primary products that they produce and are consistent with our reportable segments (Note 28) that have revenue from contracts with customers. A business unit can have revenue from more than one commodity, as it can include an operation that produces more than one product. Intra-segment revenues are accounted for at current market prices as if the sales were made to arm’s-length parties and are eliminated on consolidation.

(CAD$ in millions)	2021
	Copper	Zinc	Steelmaking Coal	Energy	Total
Copper	$3,066	$—	$—	$—	$3,066
Zinc	286	2,336	—	—	2,622
Steelmaking coal	—	—	6,251	—	6,251
Blended bitumen	—	—	—	715	715
Silver	41	454	—	—	495
Lead	6	439	—	—	445
Other	53	345	—	—	398
Intra-segment	—	(511)	—	—	(511)
	$3,452	$3,063	$6,251	$715	$13,481

(CAD$ in millions)	2020
	Copper	Zinc	Steelmaking Coal	Energy	Total
Copper	$2,119	$—	$—	$—	$2,119
Zinc	189	2,062	—	—	2,251
Steelmaking coal	—	—	3,375	—	3,375
Blended bitumen	—	—	—	454	454
Silver	35	432	—	—	467
Lead	5	356	—	—	361
Other	71	314	—	—	385
Intra-segment	—	(464)	—	—	(464)
	$2,419	$2,700	$3,375	$454	$8,948
5.    Revenue (continued)

b) Total Revenue by Region

The following table shows our revenues disaggregated by geographical region. Revenues are attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2021	2020
Asia
China	$4,643	$1,861
Japan	1,437	1,211
South Korea	1,354	982
India	556	588
Other	894	757
Americas
United States	1,679	1,189
Canada	1,279	1,027
Latin America	116	166
Europe
Germany	731	610
Finland	182	124
Belgium	136	106
Spain	123	163
Other	351	164
	$13,481	$8,948